SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SAVINGS PLUS PLAN,	EIN:	94-2634797
LAM RESEARCH 401(k)	PLAN #	001
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) DECEMBER 31, 2025

(a)	(b)	(c)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Current value
	AB Large Cap Growth Fund Advisor Class	Mutual fund	$320,117,917
	MFS Value Fund (Class R6)	Mutual fund	97,453,630
	JP Morgan Mid Cap Growth Fund (Class 6)	Mutual fund	91,761,226
	American Funds New Perspective Fund (Class R6)	Mutual fund	64,738,072
	American Funds EuroPacific Growth Fund (Class R6)	Mutual fund	64,387,086
	Invesco Discovery Fund (Class R6)	Mutual fund	60,004,195
	Dodge & Cox Income Fund (Class X)	Mutual Fund	46,863,957
	JP Morgan Mid Cap Value Fund (Class L)	Mutual fund	35,455,273
	Allspring Special Small Cap Value Fund (Class R6)	Mutual fund	19,940,649
*	Fidelity Emerging Markets Fund (Class K)	Mutual fund	19,184,758
	BlackRock Strategic Global Bond Fund, Inc. Institutional Shares	Mutual fund	6,848,276
	Vanguard Federal Money Market Fund Investor Shares	Mutual fund	5,934,023
	State Street S&P 500 Index Securities Lending Series Fund (Class II)	Common/collective trust	482,916,820
	State Street Target Retirement 2035 Securities Lending Series Fund (Class V)	Common/collective trust	143,559,882
	State Street Target Retirement 2045 Securities Lending Series Fund (Class V)	Common/collective trust	130,768,262
	State Street Target Retirement 2040 Securities Lending Series Fund (Class V)	Common/collective trust	118,411,459
	State Street Target Retirement 2030 Securities Lending Series Fund (Class V)	Common/collective trust	118,097,033
	State Street Target Retirement 2050 Securities Lending Series Fund (Class V)	Common/collective trust	113,388,255
	State Street Target Retirement 2055 Securities Lending Series Fund (Class V)	Common/collective trust	96,373,302
	State Street Russell Small/Mid Cap Index Securities Lending Series Fund (Class II)	Common/collective trust	96,201,854
	State Street Target Retirement 2025 Securities Lending Series Fund (Class V)	Common/collective trust	64,717,904
	State Street Target Retirement Income Securities Lending Series Fund (Class V)	Common/collective trust	56,534,478
	State Street Target Retirement 2060 Securities Lending Series Fund (Class V)	Common/collective trust	44,968,689
	State Street U.S. Bond Index Securities Lending Series Fund (Class XIV)	Common/collective trust	36,235,300
	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund (Class II)	Common/collective trust	25,282,775
	State Street Target Retirement 2065 Securities Lending Series Fund (Class V)	Common/collective trust	16,840,628
*	Lam Research Corporation Stock	Company stock	705,486,659
**	Brokeragelink	Brokerage account	352,421,732
*	Cash and cash equivalents	Money market accounts	3,646,024
***	MetLife Stable Value Blended Fund	Fixed income fund (separate account)	121,161,350
*	Participant loans	Interest rates ranging from 4.25% to 9.50%	23,309,904
			$3,583,011,372

______________
*	Party-in-interest
**	Includes party-in-interest
***	At contract value
Column (d) is not used as all investments are participant directed.